History And Reorganization of The Group - Summary of The Major Consolidated Structured Entities Other Than Consolidated Affiliated Entities Of The Group (Detail) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Trust A [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	¥ 2,920,000
Remaining unpaid principal of structured entities	2,920,000
Trust B [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	2,060,000
Remaining unpaid principal of structured entities	2,060,000
Trust C [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,301,000
Remaining unpaid principal of structured entities	1,301,000
Trust D [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,257,000
Remaining unpaid principal of structured entities	1,257,000
Trust E [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,200,000
Remaining unpaid principal of structured entities	1,200,000
Trust F [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	1,000,000
Remaining unpaid principal of structured entities	1,000,000
Trust G [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	900,000
Remaining unpaid principal of structured entities	900,000
Trust H [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	11,400
Remaining unpaid principal of structured entities	620,578
Trust I [member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	13,000
Remaining unpaid principal of structured entities	620,318
Trust J [Member]
Disclosure of information about consolidated structured entities [line items]
Amount of investment by the Group	8,000
Remaining unpaid principal of structured entities	¥ 600,000